Investment Strategy	Sep. 30, 2025
Lord Abbett Short Duration Tax Free Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that pay interest exempt from federal income tax. The Fund uses the volatility of the Bloomberg Municipal Bond Short 1-5 Year Index as an approximation of reasonable risk.

Under normal conditions, the Fund invests in investment grade municipal bonds, which are bonds that are rated BBB/Baa or higher (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated but deemed by Lord Abbett to be of comparable quality. The Fund may invest up to 20% of its net assets in lower rated municipal bonds (commonly referred to as “below investment grade,” “high yield,” or “junk” bonds), which are bonds that are rated BB+/Ba1 or lower (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated but deemed by Lord Abbett to be of comparable quality.

The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds, municipal leases, and variable rate demand notes. The Fund may invest in both insured and uninsured municipal bonds. The Fund also may invest in zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds.

The Fund may invest up to 20% of its net assets in municipal bonds that pay interest that is subject to the federal alternative minimum tax (“AMT”), including private activity bonds (commonly referred to as “AMT paper”). Although the Fund is permitted to invest up to 20% of its net assets in fixed income securities that pay interest that is subject to regular federal income tax, the Fund presently has no intention of investing in this manner. There is a risk that a bond issued as tax-exempt may be reclassified by the Internal Revenue Service (“IRS”) as taxable. The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any “industry” for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.

The Fund may invest up to 20% of its net assets in inverse floaters (also known as “residual interest bonds”), which are a type of derivative investment that provides leveraged exposure to underlying municipal bonds whose interest payments vary inversely with changes in short-term tax-exempt interest rates. The Fund also may invest in other types of derivatives, such as futures, for non-hedging, hedging, or duration management purposes.

The Fund may invest in individual securities of any maturity or duration. Normally, the Fund seeks to maintain a dollar-weighted average maturity of between one and five years. Although the Fund may invest significantly in money market securities and their equivalents for investment purposes as well as for cash management purposes, it is not a money market fund and is not subject to the regulatory requirements applicable to money market funds.

The Fund’s portfolio management team focuses on credit risk analysis, tax-exempt income yield, total return potential, interest rate risk, and call protection in managing its portfolio. The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment or shows signs of deteriorating fundamentals, among other reasons.

The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any “industry” for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.
Lord Abbett Intermediate Tax Free Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that pay interest exempt from federal income tax. The Fund uses the volatility of the Bloomberg 1-15 Year Municipal Bond Index as an approximation of reasonable risk.

Under normal conditions, the Fund invests in investment grade municipal bonds, which are bonds that are rated BBB/Baa or higher (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated but deemed by Lord, Abbett & Co. LLC (“Lord Abbett”) to be of comparable quality. The Fund may invest up to 20% of its net assets in lower rated municipal bonds (commonly referred to as “below investment grade,” “high yield,” or “junk” bonds), which are bonds that are rated BB+/Ba1 or lower (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated but deemed by Lord Abbett to be of comparable quality.

The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds, municipal leases, and variable rate demand notes. The Fund may invest in both insured and uninsured municipal bonds. The Fund also may invest in zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds.

The Fund may invest up to 20% of its net assets in municipal bonds that pay interest that is subject to the federal alternative minimum tax (‘‘AMT’’), including private activity bonds (commonly referred to as ‘‘AMT paper’’). Although the Fund is permitted to invest up to 20% of its net assets in fixed income securities that pay interest that is subject to regular federal income tax, the Fund presently has no intention of investing in this manner. There is a risk that a bond issued as tax-exempt may be reclassified by the Internal Revenue Service (‘‘IRS’’) as taxable. The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any ‘‘industry’’ for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.

The Fund may invest up to 20% of its net assets in inverse floaters (also known as ‘‘residual interest bonds’’), which are a type of derivative investment that provides leveraged exposure to underlying municipal bonds whose interest payments vary inversely with changes in short-term tax-exempt interest rates. The Fund also may invest in other types of derivatives, such as futures, for non-hedging, hedging, or duration management purposes.

The Fund may invest in individual securities of any maturity or duration. Normally, the Fund seeks to maintain a dollar-weighted average maturity of between five and twelve years. The Fund may invest in money market securities and their equivalents, typically for cash management purposes.

The Fund’s portfolio management team focuses on credit risk analysis, tax-exempt income yield, total return potential, interest rate risk, and call protection in managing its portfolio. The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment or shows signs of deteriorating fundamentals, among other reasons.

The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any ‘‘industry’’ for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.
Lord Abbett National Tax-Free Income Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that pay interest exempt from federal income tax. The Fund uses the volatility of the Bloomberg Municipal Bond Index as an approximation of reasonable risk.

Under normal conditions, the Fund invests in investment grade municipal bonds, which are bonds that are rated BBB/Baa or higher (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated but deemed by Lord, Abbett & Co. LLC (“Lord Abbett”) to be of comparable quality. The Fund may invest up to 35% of its net assets in lower rated municipal bonds (commonly referred to as “below investment grade,” “high yield,” or “junk” bonds), which are bonds that are rated BB+/Ba1 or lower (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated but deemed by Lord Abbett to be of comparable quality.

The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds, municipal leases, and variable rate demand notes. The Fund may invest in both insured and uninsured municipal bonds. The Fund also may invest in zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds.

The Fund may invest up to 20% of its net assets in municipal bonds that pay interest that is subject to the federal alternative minimum tax (“AMT”), including private activity bonds (commonly referred to as “AMT paper”). Although the Fund is permitted to invest up to 20% of its net assets in fixed income securities that pay interest that is subject to regular federal income tax, the Fund presently has no intention of investing in this manner. There is a risk that a bond issued as tax-exempt may be reclassified by the Internal Revenue Service (“IRS”) as taxable. The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any “industry” for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.

The Fund may invest up to 20% of its net assets in inverse floaters (also known as “residual interest bonds”), which are a type of derivative investment that provides leveraged exposure to underlying municipal bonds whose interest payments vary inversely with changes in short-term tax-exempt interest rates. The Fund also may invest in other types of derivatives, such as futures, for non-hedging, hedging, or duration management purposes.

The Fund may invest in individual securities of any maturity or duration. Normally, the Fund seeks to maintain a dollar-weighted average maturity of between twelve and twenty-five years. The Fund may invest in money market securities and their equivalents, typically for cash management purposes.

The Fund’s portfolio management team focuses on credit risk analysis, tax-exempt income yield, total return potential, interest rate risk and call protection in managing its portfolio. The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment or shows signs of deteriorating fundamentals, among other reasons.

The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any “industry” for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.
Lord Abbett High Income Municipal Bond Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that pay interest exempt from federal income tax. These municipal bonds and other securities in which the Fund may invest may pay interest that is subject to the federal alternative minimum tax (“AMT”) for certain taxpayers.

Although the Fund may invest in municipal bonds in any rating category, under normal conditions, the Fund invests at least 50% of its net assets in municipal bonds rated BBB+/Baa1 or lower (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or that are unrated but deemed by Lord, Abbett & Co. LLC (“Lord Abbett”) to be of comparable quality, with a particular emphasis on lower rated municipal bonds (commonly referred to as “below investment grade,” “high yield,” or “junk” bonds), which are bonds that are rated BB+/Ba1 or lower (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated but deemed by Lord Abbett to be of comparable quality. The Fund may invest without limitation in unrated municipal bonds, which may constitute a significant portion of the Fund’s portfolio.

The Fund also may invest in defaulted securities (i.e., bonds on which the issuer has not paid principal or interest on time) and securities of issuers that are or may become involved in reorganizations, financial restructurings, or bankruptcy (commonly referred to as “distressed debt”). The Fund presently does not intend to invest more than 20% of its net assets (measured at the time of investment) in such defaulted or distressed securities. However, the Fund’s defaulted or distressed debt holdings may exceed this level from time to time if the Fund purchased securities that were not considered in default or distressed at their time of purchase and such securities subsequently become defaulted or distressed. These investment strategies are generally higher risk relative to strategies employed by funds that invest primarily in investment grade municipal bonds.

The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds, municipal leases, and variable rate demand notes. The Fund may invest in both insured and uninsured municipal bonds. The Fund also may invest in zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds.

The Fund may invest up to 100% of its net assets in private activity bonds (commonly referred to as “AMT paper”), which are a type of municipal bond that pays interest that is subject to AMT. Although the Fund is permitted to invest up to 20% of its net assets in fixed income securities that pay interest that is subject to regular federal income tax, the Fund presently has no intention of investing in this manner. There is a risk that a bond issued as tax-exempt may be reclassified by the Internal Revenue Service (“IRS”) as taxable. The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any “industry” for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.

The Fund may invest up to 100% of its net assets in inverse floaters (also known as “residual interest bonds”), which are a type of derivative investment that provides leveraged exposure to underlying municipal bonds whose interest payments vary inversely with changes in short-term tax-exempt interest rates. The Fund also may invest in other types of derivatives, such as futures, for non-hedging, hedging, or duration management purposes.

The Fund may invest in individual securities of any maturity or duration. Normally, the Fund seeks to maintain a dollar-weighted average maturity of between ten and twenty-five years.

The Fund’s portfolio management team focuses on credit risk analysis, tax exempt income yield, total return potential, interest rate risk, and call protection in managing its portfolio. The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment or shows signs of deteriorating fundamentals, among other reasons.

The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any “industry” for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.
Lord Abbett Short Duration High Income Municipal Bond Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that pay interest exempt from federal income tax. These municipal bonds and other securities in which the Fund may invest may pay interest that is subject to the federal alternative minimum tax (“AMT”) for certain taxpayers. Normally, the Fund seeks to maintain an investment portfolio with a weighted average effective duration of less than 4.5 years.

Although the Fund may invest in municipal bonds in any rating category, under normal conditions, the Fund invests at least 50% of its net assets in municipal bonds rated BBB+/Baa1 or lower (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or that are unrated but deemed by Lord, Abbett & Co. LLC (“Lord Abbett”) to be of comparable quality, with a particular emphasis on lower rated municipal bonds (commonly referred to as “below investment grade,” “high yield,” or “junk” bonds), which are bonds that are rated BB+/Ba1 or lower (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated but deemed by Lord Abbett to be of comparable quality. The Fund may invest without limitation in unrated municipal bonds, which may constitute a significant portion of the Fund’s portfolio.

The Fund also may invest in defaulted securities (i.e., bonds on which the issuer has not paid principal or interest on time) and securities of issuers that are or may become involved in reorganizations, financial restructurings, or bankruptcy (commonly referred to as “distressed debt”). The Fund presently does not intend to invest more than 20% of its net assets (measured at the time of investment) in such defaulted or distressed securities. However, the Fund’s defaulted or distressed debt holdings may exceed this level from time to time if the Fund purchased securities that were not considered in default or distressed at their time of purchase and such securities subsequently become defaulted or distressed. These investment strategies are generally higher risk relative to strategies employed by funds that invest primarily in investment grade municipal bonds.

The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds, municipal leases, and variable rate demand notes. The Fund may invest in both insured and uninsured municipal bonds.

The Fund may invest up to 100% of its net assets in private activity bonds (commonly referred to as “AMT paper”), which are a type of municipal bond that pays interest that is subject to AMT. Although the Fund is permitted to invest up to

20% of its net assets in fixed income securities that pay interest that is subject to regular federal income tax, the Fund presently has no intention of investing in this manner. There is a risk that a bond issued as tax-exempt may be reclassified by the Internal Revenue Service (“IRS”) as taxable. The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any ‘‘industry’’ for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.

The Fund may invest up to 100% of its net assets in inverse floaters (also known as “residual interest bonds”), which are a type of derivative investment that provides leveraged exposure to underlying municipal bonds whose interest payments vary inversely with changes in short-term tax-exempt interest rates. The Fund also may invest in other types of derivatives, such as futures, for non-hedging, hedging, or duration management purposes.

The Fund may invest in individual securities of any maturity or duration. Because the Fund primarily invests in short duration municipal bonds, it is less sensitive to interest rate changes than a fund that focuses on longer duration bonds.

The Fund’s portfolio management team focuses on credit risk analysis, tax exempt income yield, total return potential, interest rate risk, and call protection in managing its portfolio. The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment or shows signs of deteriorating fundamentals, among other reasons.

The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any ‘‘industry’’ for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.
Lord Abbett California Tax-Free Income Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that pay interest exempt from federal income tax and California personal income tax. If the interest on a municipal bond meets these standards, the Fund will treat the bond as qualifying for purposes of the 80% requirement even if the issuer is located outside of California. As a result, the Fund may invest substantially in municipal bonds issued by or on behalf of issuers located outside of California. The Fund uses the volatility of the Bloomberg Municipal Bond Index as an approximation of reasonable risk.

Under normal conditions, the Fund invests in investment grade municipal bonds, which are bonds that are rated BBB/Baa or higher (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated but deemed by Lord, Abbett & Co. LLC (“Lord Abbett”) to be of comparable quality. The Fund may invest up to 20% of its net assets in lower rated municipal bonds (commonly referred to as “below investment grade,” “high yield,” or “junk” bonds), which are bonds that are rated BB+/Ba1 or lower (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated but deemed by Lord Abbett to be of comparable quality.

The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds, municipal leases, and variable rate demand notes. The Fund may invest in both insured and uninsured municipal bonds. The Fund also may invest in zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds.

The Fund may invest up to 20% of its net assets in municipal bonds that pay interest that is subject to the federal alternative minimum tax (“AMT”), including private activity bonds (commonly referred to as “AMT paper”). Although the Fund is permitted to invest up to 20% of its net assets in fixed income securities that pay interest that is subject to federal or California personal income taxes, the Fund presently has no intention of investing in this manner. There is a risk that a bond issued as tax-exempt may be reclassified by the Internal Revenue Service (“IRS”) as taxable.

The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any “industry” for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities.

The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.

The Fund may invest up to 20% of its net assets in inverse floaters (also known as “residual interest bonds”), which are a type of derivative investment that provides leveraged exposure to underlying municipal bonds whose interest payments vary inversely with changes in short-term tax-exempt interest rates. The Fund also may invest in other types of derivatives, such as futures, for non-hedging, hedging, or duration management purposes.

The Fund may invest in individual securities of any maturity or duration. The Fund may invest in money market securities and their equivalents, typically for cash management purposes.

The Fund’s portfolio management team focuses on credit risk analysis, tax exempt income yield, total return potential, interest rate risk, and call protection in managing its portfolio. The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment or shows signs of deteriorating fundamentals, among other reasons.

The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any “industry” for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities.
Lord Abbett New Jersey Tax-Free Income Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that pay interest exempt from federal income tax and New Jersey personal income tax. If the interest on a municipal bond meets these standards, the Fund will treat the bond as qualifying for purposes of the 80% requirement even if the issuer is located outside of New Jersey. As a result, the Fund may invest substantially in municipal bonds issued by or on behalf of issuers located outside of New Jersey. The Fund is nondiversified, which means it may invest a greater portion of its assets in a single issuer than a diversified fund. The Fund uses the volatility of the Bloomberg Municipal Bond Index as an approximation of reasonable risk.

Under normal conditions, the Fund invests in investment grade municipal bonds, which are bonds that are rated BBB/Baa or higher (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated but deemed by Lord Abbett to be of comparable quality. The Fund may invest up to 20% of its net assets in lower rated municipal bonds (commonly referred to as “below investment grade,” “high yield,” or “junk” bonds), which are bonds that are rated BB+/Ba1 or lower (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated but deemed by Lord Abbett to be of comparable quality.

The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds, municipal leases, and variable rate demand notes. The Fund may invest in both insured and uninsured municipal bonds. The Fund also may invest in zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds.

The Fund may invest up to 20% of its net assets in municipal bonds that pay interest that is subject to the federal alternative minimum tax (“AMT”), including private activity bonds (commonly referred to as “AMT paper”). Although the Fund is permitted to invest up to 20% of its net assets in fixed income securities that pay interest that is subject to federal or New Jersey personal income taxes, the Fund presently has no intention of investing in this manner. There is a risk that a bond issued as tax-exempt may be reclassified by the Internal Revenue Service (“IRS”) as taxable.

The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any “industry” for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities.

The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.

The Fund may invest up to 20% of its net assets in inverse floaters (also known as “residual interest bonds”), which are a type of derivative investment that provides leveraged exposure to underlying municipal bonds whose interest payments vary inversely with changes in short-term tax-exempt interest rates. The Fund also may invest in other types of derivatives, such as futures, for non-hedging, hedging, or duration management purposes.

The Fund may invest in individual securities of any maturity or duration. The Fund may invest in money market securities and their equivalents, typically for cash management purposes.

The Fund’s portfolio management team focuses on credit risk analysis, tax-exempt income yield, total return potential, interest rate risk, and call protection in managing its portfolio. The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment or shows signs of deteriorating fundamentals, among other reasons.

The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any “industry” for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities.
Lord Abbett New York Tax-Free Income Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that pay interest exempt from federal, New York State, and New York City personal income tax. If the interest on a municipal bond meets these standards, the Fund will treat the bond as qualifying for purposes of the 80% requirement even if the issuer is located outside of New York State or New York City. As a result, the Fund may invest substantially in municipal bonds issued by or on behalf of issuers located outside of New York State. The Fund is nondiversified, which means it may invest a greater portion of its assets in a single issuer than a diversified fund. The Fund uses the volatility of the Bloomberg Municipal Bond Index as an approximation of reasonable risk.

Under normal conditions, the Fund invests in investment grade municipal bonds, which are bonds that are rated BBB/Baa or higher (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated but deemed by Lord, Abbett & Co. LLC (“Lord Abbett”) to be of comparable quality. The Fund may invest up to 20% of its net assets in lower rated municipal bonds (commonly referred to as “below investment grade,” “high yield,” or “junk” bonds), which are bonds that are rated BB+/Ba1 or lower (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated but deemed by Lord Abbett to be of comparable quality.

The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds, municipal leases, and variable rate demand notes. The Fund may invest in both insured and uninsured municipal bonds. The Fund also may invest in zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds.

The Fund may invest up to 20% of its net assets in municipal bonds that pay interest that is subject to the federal alternative minimum tax (“AMT”), including private activity bonds (commonly referred to as “AMT paper”). Although the Fund is permitted to invest up to 20% of its net assets in fixed income securities that pay interest that is subject to federal, New York State, or New York City personal income taxes, the Fund presently has no intention of investing in this manner. There is a risk that a bond issued as tax-exempt may be reclassified by the Internal Revenue Service (“IRS”) as taxable. The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any “industry” for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.

The Fund may invest up to 20% of its net assets in inverse floaters (also known as “residual interest bonds”), which are a type of derivative investment that provides leveraged exposure to underlying municipal bonds whose interest payments vary inversely with changes in short-term tax-exempt interest rates. The Fund also may invest in other types of derivatives, such as futures, for non-hedging, hedging, or duration management purposes.

The Fund may invest in individual securities of any maturity or duration. The Fund may invest in money market securities and their equivalents, typically for cash management purposes.

The Fund’s portfolio management team focuses on credit risk analysis, tax-exempt income yield, total return potential, interest rate risk, and call protection in managing its portfolio. The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment or shows signs of deteriorating fundamentals, among other reasons.

The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities.